Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

17.

Subsequent Events
a)
Exercise of

warrants:
Since January

4, 2024 and

until April

1, 2024, holders

of warrants

exercised
3,051,471

warrants under which
4,597,192

shares of common

stock were issued

and the proceeds
from the exercise of warrants amounted to $ 12,206 .
b)

Series

B

Preferred

Stock

Dividends
:

On

January

15,

2024,

the

Company

paid

a

quarterly
dividend

on

its

series

B

preferred

stock,

amounting

to

$
0.5546875

per

share,

or

$
1,442
,

to

its
stockholders of record as of January 12, 2024.
c)
Acquisition

of

property:
On

January

18,

2024,

the

Company

acquired

from

unaffiliated

third
parties a plot of

land for the purchase price of

Euro
310,000

to be utilized for

corporate purposes.
On March 6, 2024, the Company acquired

from unaffiliated third parties another plot

of land for the
purchase price of Euro 1,300,000 .

d)

Sale of Vessel Artemis:

On January 19, 2024, the Company, through a wholly owned subsidiary, entered into an agreement with an unrelated third party to sell the vessel Artemis for the sale price
of $ 12,990 . The vessel was delivered to the new owners on March 5, 2024.
e)
Commissioning Service

Operation Vessels (CSOVs):
On January

24, 2024,

Diana Energize

Inc.
increased

its

equity

commitment

to

Euro
50

million,

being

approximately
45.87
%

of

the

limited
partnership’s capital (Note 4 (c)).
f)
Methanol

Dual

Fuel

New-Building Kamsarmax

Dry

Bulk

Vessels:
On

February

8,

2024,

the
Company signed an agreement to

order through Marubeni Corporation

or its guaranteed nominee,
an

unaffiliated

third

party,
two

81,200

dwt methanol

dual

fuel

new-building Kamsarmax

dry

bulk
vessels, for

a purchase

price of

$
46,000

each, built

at Tsuneishi

Group (Zhoushan)

Shipbuilding
Inc., China. The vessels are expected

to be delivered to the

Company by the second half of 2027
and the first

half of 2028

respectively. On February 15,

2024, the Company

paid the first

instalment,
amounted $ 8,050

for each vessel, representing the
17.5
% of the contract price.

g)

Sale of

Vessel Houston:

On February

22, 2024,

the Company, through

a wholly

owned subsidiary,
entered into an agreement

with an unrelated third

party to sell the

vessel Houston for the

sale price
of $ 23,300 , with delivery to the new owners latest by September 16, 2024.
h)

Common Stock Dividend:

On February 23,

2024, the Company

declared a cash

dividend on its
common stock of

$
0.075

per share, based

on the

Company’s results of

operations during

the fourth
quarter

ended

December

31,

2023.

The

cash

dividend

was

paid

on

March

12,

2024,

to

all
shareholders of record as of March 5, 2024.